Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011 contract	Dec. 31, 2010 contract
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 13,811	$ 9,255
Total liability derivatives, Notional amount	9,046	24,651
Total derivatives, Notional amount	22,857	33,906
Total asset derivatives, Number of contracts	17,352	48,163
Total liability derivatives, Number of contracts	15,677	36,735
Total derivatives, Number of contracts	33,029	84,898
Asset derivatives, Gross asset	273	800
Asset derivatives, Gross liability	(168)	(146)
Total asset derivatives, Fair value, net	105	654
Liability derivatives, Gross asset	22	211
Liability derivatives, Gross liability	(879)	(1,223)
Total liability derivatives, Fair value, net	(857)	(1,012)
Total derivatives, Fair value, net	(752)	(358)
Number of stock rights held by the company related to derivative contracts (in shares)	10,798	2,768
Number of stock warrants held by the company related to derivative contracts (in shares)	4,392,937	1,379,932
Securities pledged in the form of margin deposits	11
Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	271	220
Total liability derivatives, Notional amount	78	3,918
Asset derivatives, Gross asset	3	3
Asset derivatives, Gross liability	(16)	(19)
Total asset derivatives, Fair value, net	(13)	(16)
Liability derivatives, Gross asset		84
Liability derivatives, Gross liability	(12)	(221)
Total liability derivatives, Fair value, net	(12)	(137)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	13,540	9,035
Total liability derivatives, Notional amount	8,968	20,733
Total asset derivatives, Number of contracts	17,352	48,163
Total liability derivatives, Number of contracts	15,677	36,735
Asset derivatives, Gross asset	270	797
Asset derivatives, Gross liability	(152)	(127)
Total asset derivatives, Fair value, net	118	670
Liability derivatives, Gross asset	22	127
Liability derivatives, Gross liability	(867)	(1,002)
Total liability derivatives, Fair value, net	(845)	(875)
Foreign currency and interest rate swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		435
Liability derivatives, Gross asset		34
Total liability derivatives, Fair value, net		34
Foreign currency and interest rate swap agreements | Contractholder funds. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Liability derivatives, Gross asset		28
Total liability derivatives, Fair value, net		28
Interest rate swap agreements | Other investments. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	144	156
Asset derivatives, Gross liability	(8)	(18)
Total asset derivatives, Fair value, net	(8)	(18)
Interest rate swap agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	8,028	1,469
Asset derivatives, Gross asset	137	81
Asset derivatives, Gross liability	(15)	(16)
Total asset derivatives, Fair value, net	122	65
Interest rate swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	28	3,345
Liability derivatives, Gross asset		20
Liability derivatives, Gross liability	(5)	(201)
Total liability derivatives, Fair value, net	(5)	(181)
Interest rate swap agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	85	4,543
Liability derivatives, Gross asset	8	97
Liability derivatives, Gross liability		(68)
Total liability derivatives, Fair value, net	8	29
Interest rate swap agreements | Contractholder funds. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Liability derivatives, Gross asset		2
Total liability derivatives, Fair value, net		2
Foreign currency swap agreements | Other investments. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	127	64
Asset derivatives, Gross asset	3	3
Asset derivatives, Gross liability	(8)	(1)
Total asset derivatives, Fair value, net	(5)	2
Foreign currency swap agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	50	90
Asset derivatives, Gross asset	6	6
Total asset derivatives, Fair value, net	6	6
Foreign currency swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	50	138
Liability derivatives, Gross liability	(7)	(20)
Total liability derivatives, Fair value, net	(7)	(20)
Interest rate swaption agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,750	4,161
Asset derivatives, Gross asset		50
Total asset derivatives, Fair value, net		50
Interest rate swaption agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,250	4,400
Liability derivatives, Gross asset		18
Total liability derivatives, Fair value, net		18
Interest rate cap and floor agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,591	226
Asset derivatives, Gross asset		1
Asset derivatives, Gross liability	(12)	(3)
Total asset derivatives, Fair value, net	(12)	(2)
Interest rate cap and floor agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	914	3,216
Liability derivatives, Gross asset		1
Liability derivatives, Gross liability	(9)	(23)
Total liability derivatives, Fair value, net	(9)	(22)
Financial futures contracts and options | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts		8,000
Asset derivatives, Gross asset		3
Total asset derivatives, Fair value, net		3
Financial futures contracts and options | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts	40	1,420
Financial futures contracts and options | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Number of contracts		15,150
Liability derivatives, Gross liability		(1)
Total liability derivatives, Fair value, net		(1)
Options and futures | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	163	64
Total asset derivatives, Number of contracts	15,180	38,451
Asset derivatives, Gross asset	104	359
Total asset derivatives, Fair value, net	104	359
Options and futures | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts	2,132	292
Asset derivatives, Gross asset	1
Total asset derivatives, Fair value, net	1
Options and futures | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		64
Total liability derivatives, Number of contracts	15,677	21,585
Liability derivatives, Gross asset		2
Liability derivatives, Gross liability	(50)	(170)
Total liability derivatives, Fair value, net	(50)	(168)
Foreign currency forwards and options | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	190	257
Asset derivatives, Gross asset	3	7
Asset derivatives, Gross liability	(2)	(1)
Total asset derivatives, Fair value, net	1	6
Foreign currency forwards and options | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	96	316
Liability derivatives, Gross asset		2
Liability derivatives, Gross liability	(1)	(1)
Total liability derivatives, Fair value, net	(1)	1
Conversion options | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	5	820
Asset derivatives, Gross asset		238
Asset derivatives, Gross liability		(2)
Total asset derivatives, Fair value, net		236
Equity-indexed call options | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	150	300
Asset derivatives, Gross asset	11	47
Total asset derivatives, Fair value, net	11	47
Credit default swaps | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	172	181
Asset derivatives, Gross liability	(115)	(88)
Total asset derivatives, Fair value, net	(115)	(88)
Other embedded derivative financial instruments | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,000	1,000
Other embedded derivative financial instruments | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	85	85
Liability derivatives, Gross liability	(8)	(3)
Total liability derivatives, Fair value, net	(8)	(3)
Guaranteed accumulation benefits | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	917	1,067
Liability derivatives, Gross liability	(105)	(88)
Total liability derivatives, Fair value, net	(105)	(88)
Guaranteed withdrawal benefits | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	613	739
Liability derivatives, Gross liability	(57)	(47)
Total liability derivatives, Fair value, net	(57)	(47)
Equity-indexed and forward starting options in life and annuity product contracts | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	3,996	4,694
Liability derivatives, Gross liability	(553)	(515)
Total liability derivatives, Fair value, net	(553)	(515)
Credit Default Swaps - Buying Protection | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	265	299
Asset derivatives, Gross asset	6	2
Asset derivatives, Gross liability	(3)	(7)
Total asset derivatives, Fair value, net	3	(5)
Credit Default Swaps - Buying Protection | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	509	1,127
Liability derivatives, Gross asset	12	6
Liability derivatives, Gross liability	(5)	(19)
Total liability derivatives, Fair value, net	7	(13)
Credit Default Swaps - Selling Protection | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	167	150
Asset derivatives, Gross asset	1	2
Asset derivatives, Gross liability	(5)	(10)
Total asset derivatives, Fair value, net	(4)	(8)
Credit Default Swaps - Selling Protection | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	503	482
Liability derivatives, Gross asset	2	1
Liability derivatives, Gross liability	(79)	(67)
Total liability derivatives, Fair value, net	(77)	(66)
Other contracts | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	5	13
Other contracts | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	4	5
Asset derivatives, Gross asset	1	1
Total asset derivatives, Fair value, net	$ 1	$ 1